Note 6 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share Abstract
Table of Earnings Per Share
Accounts	December 31, 2018	December 31, 2017
Numerator:
(Loss) Profit attributable to owners of the Bank	(1,489,732)	1,903,820
(Loss) Profit attributable to owners of the Bank adjusted to reflect the effect of dilution	(1,489,732)	1,903,820
Denominator:
Weighted average of outstanding ordinary shares for the year	612,659,638	569,909,668
Weighted average of outstanding ordinary shares for the year adjusted to reflect the effect of dilution	612,659,638	569,909,668
Basic (losses) earnings per share (1)	(2.4316)	3.3406
Diluted (losses) earnings per share (1)	(2.4316)	3.3406

(1). Since BBVA Banco Francés S.A. has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.